Long-term debt - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Repayment of senior notes	$ 32	$ 26
Percentage of long-term debt instruments exposed to changes in short-term interest rates	80.00%	70.00%
Letters of credit outstanding	$ 7	$ 14
Senior debt to Adjusted EBITDA	3.66	1.88
Total debt to Adjusted EBITDA	3.66	1.88
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Senior debt to Adjusted EBITDA	3.75
Total debt to Adjusted EBITDA	4
Top of range [member] | Amending agreements [member]
Disclosure of detailed information about borrowings [line items]
Senior debt to Adjusted EBITDA				4.25
Total debt to Adjusted EBITDA				4.25
Top of range [member] | Prior amending agreements [member]
Disclosure of detailed information about borrowings [line items]
Senior debt to Adjusted EBITDA			3.000
Total debt to Adjusted EBITDA			4.000
Syndicated credit facility [member]
Disclosure of detailed information about borrowings [line items]
Debt	$ 550
Available borrowing facilities	$ 470
Debt, maturity date	May 31, 2019
Credit facilities term out period	1 year